CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 1,302	[1]	$ 1,722	[1]	$ 438
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(2,035)	[2]	(848)	[2]	428
Effect of changes in discount rate assumptions on certain long-duration contracts	861	[2]	284	[2]	0
Effect of changes in instrument-specific credit risk on market risk benefits	407	[2]	100	[2]	0
Total other comprehensive income (loss), net of tax	(767)	[2]	(464)	[2]	428
Total comprehensive income (loss)	$ 535	[2]	$ 1,258	[2]	$ 866

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.
[2]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.